Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Current Assets [Abstract]
Cash and cash equivalents	$ 21,482,000	$ 65,705,000
Restricted cash and cash equivalents	23,084,000	9,263,000
Customer accounts receivable (less allowance for doubtful accounts)	56,780,000	43,255,000
Accounts receivable - affiliate	1,406,000	1,908,000
Other accounts receivable	19,457,000	27,553,000
Taxes receivable, net	12,490,000	0
Unbilled revenue	34,268,000	33,995,000
Fuel inventory, at average cost	46,410,000	72,838,000
Materials and supplies, at average cost	81,818,000	76,731,000
Energy risk management assets	7,884,000	7,673,000
Accumulated deferred fuel	20,787,000	12,910,000
Cash surrender value of company-/trust-owned life insurance policies	20,018,000	20,003,000
Prepayments	5,892,000	6,309,000
Regulatory assets	17,721,000	14,117,000
Other current assets	577,000	337,000
Total current assets	370,074,000	392,597,000
Property, Plant, and Equipment [Abstract]
Property, plant, and equipment	4,790,565,000	4,645,698,000
Accumulated depreciation	(1,618,241,000)	(1,525,298,000)
Net property, plant, and equipment	3,172,324,000	3,120,400,000
Construction work in progress	77,306,000	66,069,000
Total property, plant, and equipment, net	3,249,630,000	3,186,469,000
Equity investment in investee	18,672,000	16,822,000
Prepayments	4,731,000	4,542,000
Restricted cash and cash equivalents	23,389,000	16,174,000
Regulatory assets - deferred taxes, net	237,449,000	236,941,000
Regulatory assets	268,016,000	284,689,000
Intangible assets	58,473,000	74,963,000
Other deferred charges	37,014,000	20,140,000
Total assets	4,267,448,000	4,233,337,000
Current Liabilities [Abstract]
Long-term debt due within one year	19,715,000	19,421,000
Accounts payable	101,874,000	88,235,000
Accounts payable - affiliate	7,190,000	6,598,000
Customer deposits	56,599,000	55,233,000
Provision for rate refund	3,974,000	2,696,000
Provisions for merger commitments, Current	14,371,000	0
Taxes payable	0	17,045,000
Interest accrued	7,141,000	7,813,000
Energy risk management liabilities	201,000	275,000
Regulatory liabilities - other	0	312,000
Other current liabilities	9,951,000	10,078,000
Total current liabilities	221,016,000	207,706,000
Long-term liabilities and deferred credits
Accumulated deferred federal and state income taxes, net	1,068,592,000	1,043,531,000
Accumulated deferred investment tax credits	2,751,000	3,245,000
Postretirement benefit obligations	159,107,000	152,152,000
Restricted storm reserve	17,385,000	16,177,000
Other deferred credits	28,339,000	24,083,000
Total long-term liabilities and deferred credits	1,276,174,000	1,239,188,000
Long-term debt, net	1,235,056,000	1,234,039,000
Total capitalization	2,770,258,000	2,786,443,000
Commitments and contingencies (Note 15)
Shareholders’ Equity [Abstract]
Total liabilities and member’s equity/shareholders’ equity	4,267,448,000	4,233,337,000
Members' Equity	1,535,202,000	1,552,404,000
Predecessor [Member]
Current Assets [Abstract]
Cash and cash equivalents		68,246,000
Restricted cash and cash equivalents		9,263,000
Customer accounts receivable (less allowance for doubtful accounts)		43,255,000
Other accounts receivable		27,677,000
Unbilled revenue		33,995,000
Fuel inventory, at average cost		72,838,000
Materials and supplies, at average cost		76,731,000
Energy risk management assets		7,673,000
Accumulated deferred fuel		12,910,000
Cash surrender value of company-/trust-owned life insurance policies		73,823,000
Prepayments		7,883,000
Regulatory assets		14,117,000
Other current assets		448,000
Total current assets		448,859,000
Property, Plant, and Equipment [Abstract]
Property, plant, and equipment		4,661,212,000
Accumulated depreciation		(1,536,158,000)
Net property, plant, and equipment		3,125,054,000
Construction work in progress		66,509,000
Total property, plant, and equipment, net		3,191,563,000
Equity investment in investee		16,822,000
Goodwill		0
Prepayments		4,542,000
Restricted cash and cash equivalents		16,195,000
Regulatory assets - deferred taxes, net		236,941,000
Regulatory assets		284,689,000
Net investment in direct financing lease		13,464,000
Intangible assets		74,963,000
Tax credit fund investment, net		13,741,000
Other deferred charges		21,575,000
Total assets		4,323,354,000
Current Liabilities [Abstract]
Long-term debt due within one year		19,421,000
Accounts payable		93,822,000
Customer deposits		55,233,000
Provision for rate refund		2,696,000
Provisions for merger commitments, Current		0
Taxes payable		2,573,000
Interest accrued		7,814,000
Energy risk management liabilities		275,000
Regulatory liabilities - other		312,000
Deferred compensation		10,156,000
Other current liabilities		14,277,000
Total current liabilities		206,579,000
Long-term liabilities and deferred credits
Accumulated deferred federal and state income taxes, net		925,103,000
Accumulated deferred investment tax credits		3,245,000
Postretirement benefit obligations		205,036,000
Restricted storm reserve		16,177,000
Other deferred credits		24,670,000
Total long-term liabilities and deferred credits		1,174,231,000
Long-term debt, net		1,267,703,000
Total liabilities		2,648,513,000
Commitments and contingencies (Note 15)
Shareholders’ Equity [Abstract]
Members' Capital		456,412,000
(Accumulated deficit)/Retained earnings		1,245,014,000
Accumulated other comprehensive income (loss)		(26,585,000)
Total liabilities and member’s equity/shareholders’ equity		4,323,354,000
Members' Equity		$ 1,674,841,000
Successor [Member]
Current Assets [Abstract]
Cash and cash equivalents	23,077,000
Restricted cash and cash equivalents	23,084,000
Customer accounts receivable (less allowance for doubtful accounts)	56,780,000
Other accounts receivable	19,778,000
Unbilled revenue	34,268,000
Fuel inventory, at average cost	46,410,000
Materials and supplies, at average cost	81,818,000
Energy risk management assets	7,884,000
Accumulated deferred fuel	20,787,000
Cash surrender value of company-/trust-owned life insurance policies	77,225,000
Prepayments	7,813,000
Regulatory assets	26,803,000
Other current assets	1,315,000
Total current assets	427,042,000
Property, Plant, and Equipment [Abstract]
Property, plant, and equipment	3,476,581,000
Accumulated depreciation	(75,816,000)
Net property, plant, and equipment	3,400,765,000
Construction work in progress	78,577,000
Total property, plant, and equipment, net	3,479,342,000
Equity investment in investee	18,672,000
Goodwill	1,490,797,000
Prepayments	4,731,000
Restricted cash and cash equivalents	23,410,000
Regulatory assets - deferred taxes, net	237,449,000
Regulatory assets	454,644,000
Net investment in direct financing lease	13,420,000
Intangible assets	142,634,000
Tax credit fund investment, net	11,888,000
Other deferred charges	39,115,000
Total assets	6,343,144,000
Current Liabilities [Abstract]
Long-term debt due within one year	19,715,000
Accounts payable	112,087,000
Customer deposits	56,599,000
Provision for rate refund	3,974,000
Provisions for merger commitments, Current	14,371,000
Taxes payable	3,942,000
Interest accrued	14,783,000
Energy risk management liabilities	201,000
Regulatory liabilities - other	0
Deferred compensation	11,654,000
Other current liabilities	14,850,000
Total current liabilities	252,176,000
Long-term liabilities and deferred credits
Accumulated deferred federal and state income taxes, net	1,033,055,000
Accumulated deferred investment tax credits	2,751,000
Postretirement benefit obligations	223,003,000
Restricted storm reserve	17,385,000
Other deferred credits	29,440,000
Total long-term liabilities and deferred credits	1,305,634,000
Long-term debt, net	2,738,571,000
Total liabilities	4,296,381,000
Commitments and contingencies (Note 15)
Shareholders’ Equity [Abstract]
Members' Capital	2,069,376,000
(Accumulated deficit)/Retained earnings	(24,113,000)
Accumulated other comprehensive income (loss)	1,500,000
Total liabilities and member’s equity/shareholders’ equity	6,343,144,000
Members' Equity	$ 2,046,763,000